Intangible Assets (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Core Deposits
Amortization expense for future fiscal years:
2014	$ 1
Commission Residual
Amortization expense for future fiscal years:
2014	$ 39